Group Statement Of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Currency translation (charge) / gain	$ 47	$ (240)	$ (211)